Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Sep. 30, 2013
Document Effective Date	Sep. 30, 2013
Prospectus Date	Mar. 30, 2013
Sentinel Capital Growth Fund | Class A
Risk/Return:
Trading Symbol	BRGRX
Sentinel Capital Growth Fund | Class C
Risk/Return:
Trading Symbol	SECGX
Sentinel Capital Growth Fund | CLASS I
Risk/Return:
Trading Symbol	SICGX
Sentinel Growth Leaders Fund | Class A
Risk/Return:
Trading Symbol	BRFOX
Sentinel Growth Leaders Fund | Class C
Risk/Return:
Trading Symbol	SGLFX
Sentinel Growth Leaders Fund | CLASS I
Risk/Return:
Trading Symbol	SIGLX
Sentinel Small Company Fund | Class A
Risk/Return:
Trading Symbol	SAGWX
Sentinel Small Company Fund | Class C
Risk/Return:
Trading Symbol	SSCOX
Sentinel Small Company Fund | CLASS I
Risk/Return:
Trading Symbol	SIGWX
Sentinel Sustainable Mid Cap Opportunities Fund | Class A
Risk/Return:
Trading Symbol	WAEGX
Sentinel Sustainable Mid Cap Opportunities Fund | Class I
Risk/Return:
Trading Symbol	CEGIX